SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cares Act (Details) - Paycheck Protection Program, Cares Act - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Mar. 04, 2021	Jun. 08, 2020
Short term debt
Debt instrument, face		$ 5.5	$ 16.4
Proceeds from short term debt	$ 12.7